Insurance contracts and private pension - Schedule of Reconciliation of Private Pension One (Details) - Private Pension - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Estimate of present value of future cash flows
Disclosure of defined benefit plans [line items]
Opening balance - 01/01	R$ 279,220	R$ 245,564
Realization of Insurance Contractual Margin	0	0
Actuarial Remeasurements	(1,706)	379
Income from insurance contracts and private pension	(1,706)	379
New recognized insurance contracts	(3,597)	(3,103)
Financial income from insurance contracts and private pension	40,656	22,729
Recognized in income for the period	41,832	23,410
Recognized in other comprehensive income	(1,176)	(681)
Premiums received, claims and other expenses paid	7,117	13,651
Closing balance	321,690	279,220
Contractual service margin
Disclosure of defined benefit plans [line items]
Opening balance - 01/01	20,944	19,936
Realization of Insurance Contractual Margin	(1,572)	(1,899)
Actuarial Remeasurements	1,594	(196)
Income from insurance contracts and private pension	22	(2,095)
New recognized insurance contracts	3,589	3,097
Financial income from insurance contracts and private pension	6	6
Recognized in income for the period	6	6
Recognized in other comprehensive income	0	0
Premiums received, claims and other expenses paid	0	0
Closing balance	24,561	20,944
Risk adjustment for non-financial risk
Disclosure of defined benefit plans [line items]
Opening balance - 01/01	306	321
Realization of Insurance Contractual Margin	0	0
Actuarial Remeasurements	(34)	(22)
Income from insurance contracts and private pension	(34)	(22)
New recognized insurance contracts	8	6
Financial income from insurance contracts and private pension	(5)	1
Recognized in income for the period	11	11
Recognized in other comprehensive income	(16)	(10)
Premiums received, claims and other expenses paid	0	0
Closing balance	275	306
Total
Disclosure of defined benefit plans [line items]
Opening balance - 01/01	300,470	265,821
Realization of Insurance Contractual Margin	(1,572)	(1,899)
Actuarial Remeasurements	(146)	161
Income from insurance contracts and private pension	(1,718)	(1,738)
New recognized insurance contracts	0	0
Financial income from insurance contracts and private pension	40,657	22,736
Recognized in income for the period	41,849	23,427
Recognized in other comprehensive income	(1,192)	(691)
Premiums received, claims and other expenses paid	7,117	13,651
Closing balance	R$ 346,526	R$ 300,470